CONCENTRATIONS OF RISK (Details Narrative)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major Customers [Member]
Major customers description	there were one (1) single customer respectively whose revenue exceeded 10% of the revenue	there were one (1) single customer respectively whose revenue exceeded 10% of the revenue	there were one (1) and two (2) customers respectively whose revenue exceeded 10% of the revenue	there were one (1) and two (2) customers respectively whose revenue exceeded 10% of the revenue
Vendor [Member]
Major customers description	There were no vendors which exceeded 10% of direct costs for the three months ended September 30, 2025	there was one (1) single vendor whose direct costs exceeded 10% of the cost of revenue	there were one (1) and two (2) vendors whose cost of revenue exceeded 10% of the cost of revenue	there were one (1) and two (2) vendors whose cost of revenue exceeded 10% of the cost of revenue